Ford Credit Auto Owner Trust 2022-B
Monthly Investor Report

Collection Period	April 2024
Payment Date	5/15/2024
Transaction Month	23
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,173,418,193.47	36,914		54.4 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$203,160,000.00	2.038%		July 15, 2023
Class A-2a Notes	$271,020,000.00	3.44%		February 15, 2025
Class A-2b Notes	$100,000,000.00	5.93002%	*	February 15, 2025
Class A-3 Notes	$321,020,000.00	3.74%		September 15, 2026
Class A-4 Notes	$104,800,000.00	3.93%		August 15, 2027
Class B Notes	$31,580,000.00	4.51%		October 15, 2027
Class C Notes	$21,050,000.00	4.85%		December 15, 2029
Total	$1,052,630,000.00
		* 30-day average SOFR + 0.60%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,257,326.63

Principal:
Principal Collections	$16,162,263.31
Prepayments in Full	$7,091,443.28
Liquidation Proceeds	$206,381.31
Recoveries	$38,706.00
Sub Total	$23,498,793.90
Collections	$24,756,120.53

Purchase Amounts:
Purchase Amounts Related to Principal	$111,141.67
Purchase Amounts Related to Interest	$508.79
Sub Total	$111,650.46

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$24,867,770.99

Ford Credit Auto Owner Trust 2022-B
Monthly Investor Report

Collection Period	April 2024
Payment Date	5/15/2024
Transaction Month	23
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$24,867,770.99
Servicing Fee	$413,323.50	$413,323.50	$0.00	$0.00	$24,454,447.49
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$24,454,447.49
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$24,454,447.49
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$24,454,447.49
Interest - Class A-3 Notes	$831,360.92	$831,360.92	$0.00	$0.00	$23,623,086.57
Interest - Class A-4 Notes	$343,220.00	$343,220.00	$0.00	$0.00	$23,279,866.57
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$23,279,866.57
Interest - Class B Notes	$118,688.17	$118,688.17	$0.00	$0.00	$23,161,178.40
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$23,161,178.40
Interest - Class C Notes	$85,077.08	$85,077.08	$0.00	$0.00	$23,076,101.32
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$23,076,101.32
Regular Principal Payment	$21,012,003.95	$21,012,003.95	$0.00	$0.00	$2,064,097.37
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,064,097.37
Residual Released to Depositor	$0.00	$2,064,097.37	$0.00	$0.00	$0.00
Total		$24,867,770.99

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$21,012,003.95
Total					$21,012,003.95

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$21,012,003.95	$65.45	$831,360.92	$2.59	$21,843,364.87	$68.04
Class A-4 Notes	$0.00	$0.00	$343,220.00	$3.28	$343,220.00	$3.28
Class B Notes	$0.00	$0.00	$118,688.17	$3.76	$118,688.17	$3.76
Class C Notes	$0.00	$0.00	$85,077.08	$4.04	$85,077.08	$4.04
Total	$21,012,003.95	$19.96	$1,378,346.17	$1.31	$22,390,350.12	$21.27

Ford Credit Auto Owner Trust 2022-B
Monthly Investor Report

Collection Period	April 2024
Payment Date	5/15/2024
Transaction Month	23

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$266,746,817.93	0.8309352	$245,734,813.98	0.7654813
Class A-4 Notes	$104,800,000.00	1.0000000	$104,800,000.00	1.0000000
Class B Notes	$31,580,000.00	1.0000000	$31,580,000.00	1.0000000
Class C Notes	$21,050,000.00	1.0000000	$21,050,000.00	1.0000000
Total	$424,176,817.93	0.4029686	$403,164,813.98	0.3830071

Pool Information
Weighted Average APR	2.935%	2.943%
Weighted Average Remaining Term	36.58	35.81
Number of Receivables Outstanding	23,038	22,503
Pool Balance	$495,988,197.74	$472,139,167.42
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$450,037,696.02	$428,667,956.61
Pool Factor	0.4226866	0.4023622

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$2,631,579.30
Yield Supplement Overcollateralization Amount	$43,471,210.81
Targeted Overcollateralization Amount	$68,974,353.44
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$68,974,353.44

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$2,631,579.30
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$2,631,579.30
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$2,631,579.30

Ford Credit Auto Owner Trust 2022-B
Monthly Investor Report

Collection Period	April 2024
Payment Date	5/15/2024
Transaction Month	23
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		42	$277,800.75
(Recoveries)		35	$38,706.00
Net Loss for Current Collection Period			$239,094.75
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.5785%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.1879%
Second Prior Collection Period			0.5563%
Prior Collection Period			0.3646%
Current Collection Period			0.5927%
Four Month Average (Current and Prior Three Collection Periods)			0.4254%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		943	$4,281,911.93
(Cumulative Recoveries)			$680,075.39
Cumulative Net Loss for All Collection Periods			$3,601,836.54
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.3070%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,540.73
Average Net Loss for Receivables that have experienced a Realized Loss			$3,819.55

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.17%	191	$5,524,168.71
61-90 Days Delinquent	0.21%	32	$976,319.48
91-120 Days Delinquent	0.01%	1	$43,924.44
Over 120 Days Delinquent	0.16%	19	$768,484.45
Total Delinquent Receivables	1.55%	243	$7,312,897.08

Repossession Inventory:
Repossessed in the Current Collection Period		13	$427,574.27
Total Repossessed Inventory		17	$501,368.62

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2502%
Prior Collection Period			0.1953%
Current Collection Period			0.2311%
Three Month Average			0.2255%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.70%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.3789%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2022-B
Monthly Investor Report

Collection Period	April 2024
Payment Date	5/15/2024
Transaction Month	23

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	68	$1,914,907.19
2 Months Extended	66	$2,025,310.30
3+ Months Extended	14	$463,849.03

Total Receivables Extended	148	$4,404,066.52
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 5, 2024

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer